CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Income Statement [Abstract]
Sales	$ 1,770,278	$ 1,684,928	$ 1,563,693
Cost of sales	1,354,077	1,258,680	1,189,019
Loss (gain) on sale of assets and asset recovery	137	(1,642)	0
Fair value adjustment of acquired inventory	0	0	2,358
Gross profit	416,064	427,890	372,316
Engineering, selling, general and administrative expenses	293,145	302,551	286,840
Intangible asset amortization	9,620	9,638	16,903
Goodwill impairment	6,000	0	0
Strategic development and acquisition related costs	1,971	2,670	4,201
Restructuring and impairment charges	5,297	4,252	11,306
Gain on insurance recovery	9,749	0	0
Gain on legal settlements	0	0	(3,765)
Income from operations	109,780	108,779	56,831
Interest income	238	146	72
Interest expense	(28,899)	(31,019)	(28,460)
Foreign exchange gain (loss)	547	(1,401)	(2,152)
Gain from bargain purchase	0	1,864	0
Other income, net	1,472	595	499
Income before income taxes	83,138	78,964	26,790
Provision for income taxes	28,414	27,937	8,972
Net income	54,724	51,027	17,818
Net income allocated to participating securities	(325)	(389)	(172)
Net income applicable to common shares	$ 54,399	$ 50,638	$ 17,646
Income per common share:
Basic (in dollars per share)	$ 0.77	$ 0.70	$ 0.24
Diluted (in dollars per share)	$ 0.77	$ 0.70	$ 0.24
Weighted average number of common shares outstanding:
Basic (in shares)	70,629	72,411	73,271
Diluted (in shares)	70,778	72,857	73,923